RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2025
RELATED PARTY TRANSACTIONS
Schedule of related party transaction
1. Notes payable to related party (See Notes 9 and 12 above)	5,244,892

2. Compensation to officers and directors. Stock option-based compensation recognized during the year totalled $1,435,500, comprising Dr. Paul Averback $812,250, Mr. James G. Robinson $489,000, Mr. Patrick Doody $120,000, Dr. David Morse $11,250 and Ms. Lin Dodd $3,000. In addition, the 3,000,000 shares owed to Dr. Averback under his employment arrangement were valued at $272,500. Total related party compensation for the year was therefore $1,708,000, of which $1,448,750 was attributable to general and administrative expense and $259,250 to research and development, consistent with Note 14.	1,708,000

At December 31, 2025 the Corporation owed $54,743 (2024: $27,368) to directors and officers for expense reimbursements and fees, comprising Dr. Paul Averback $8,368 (2024: $8,368), Mr. Patrick Doody $36,375 (2024: $9,000) and Dr. David Morse $10,000 (2024: $10,000). These amounts are unsecured, non-interest bearing and payable on demand, and are presented as accounts payable to related parties on the consolidated statements of financial position.

Total Transactions for year	$6,952,892

Schedule of key management personnel compensation
In Thousands of US Dollars
Description	2025	2024	2023
Salary and Compensation	$-	$-	$157
Short-term employee benefits	2	2	2
Stock-based compensation	1,708	671	3,357
Total	$1,710	$673	$3,516